Note 15 - Net Loss Per Share (Tables)	12 Months Ended
Oct. 31, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended October 31,
	2025	2024
Net loss (numerator)	$(1,454,854)	$(4,210,211)
Shares (denominator)	8,046,088	7,749,182
Basic and diluted net loss per share	$(0.18)	$(0.54)